Revenue and segment reporting - Schedule of the revenue and operating results by segments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Revenues	¥ 1,482,599	¥ 1,499,025	¥ 1,169,348
Segment income/ (loss) before income tax	488,522	424,493	297,190
Interest income	24,833	24,470	11,715
Interest on lease liabilities	4,363
Depreciation and amortization	165,833	133,520	113,574
Operating Segments [Member]
Disclosure of operating segments [line items]
Revenues	1,501,906	1,508,349	1,184,286
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	19,307	9,324	14,938
K-12 educational services [Member]
Disclosure of operating segments [line items]
Revenues	1,356,528	1,257,949	1,112,954
Segment income/ (loss) before income tax	480,095	320,639	276,587
Interest income	23,142	21,244	7,083
Interest on lease liabilities	3,968
Depreciation and amortization	157,612	125,676	104,254
K-12 educational services [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Revenues	1,357,657	1,258,371	1,112,954
K-12 educational services [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	1,129	422	0
Educational training services [Member]
Disclosure of operating segments [line items]
Revenues	53,700	144,188	36,395
Segment income/ (loss) before income tax	17,122	91,720	28,820
Interest income	154	519	151
Interest on lease liabilities	326
Depreciation and amortization	1,947	526	1
Educational training services [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Revenues	60,060	146,955	51,073
Educational training services [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	6,360	2,767	14,678
Others [Member]
Disclosure of operating segments [line items]
Revenues	72,371	96,888	19,999
Segment income/ (loss) before income tax	405	18,773	1,157
Interest income	322	1,110	119
Interest on lease liabilities	69
Depreciation and amortization	6,274	7,318	9,319
Others [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Revenues	84,189	103,023	20,259
Others [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	11,818	6,135	260
Unallocated [Member]
Disclosure of operating segments [line items]
Revenues	0	0	0
Segment income/ (loss) before income tax	(9,100)	(6,639)	(9,374)
Interest income	1,215	1,597	4,362
Interest on lease liabilities	0
Depreciation and amortization	0	0	0
Unallocated [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Revenues	0	0	0
Unallocated [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	¥ 0	¥ 0	¥ 0